ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range | Fixtures and furnishings
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Bottom of range | Equipment and motor vehicles
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range | Brands
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range | Freehold long and short leasehold premises
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Top of range | Leasehold improvements
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range | Fixtures and furnishings
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range | Equipment and motor vehicles
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Top of range | Capitalised software enhancements
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Top of range | Brands
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years